EMPLOYEE BENEFITS - Other retirement and termination benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Retirement and termination benefits
EMPLOYEE BENEFITS
Total obligation	R$ 23,876	R$ 55,276